SCHEDULE OF NOTES PAYABLE UNDER CONVERTIBLE DEBT AND DEBENTURE AGREEMENTS, NET (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Total convertible debt arrangements, net	$ 3,636,623	$ 2,100,036	$ 298,641
JMJ Financial [Member]
Defined Benefit Plan Disclosure [Line Items]
Total convertible debt arrangements, net	109,000	109,000	109,000
Accredited Investors [Member]
Defined Benefit Plan Disclosure [Line Items]
Total convertible debt arrangements, net	4,832,616	5,148,795	565,000
Unamortized OID, Deferred Financings Costs, and Debt Discounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total convertible debt arrangements, net	$ (1,304,993)	$ (3,157,759)	$ (375,359)